Note 10 - Derivative Instruments and Hedging Activities - Fair Value of Derivative Instruments in the Consolidated Balance Sheets (Details) - USD ($) $ in Millions		Sep. 30, 2022	Sep. 30, 2021
Fair value of derivative assets presented above		$ 269.8	$ 266.5
Fair Value Of Derivative Liability	[1]	178.5	164.7
Spire Missouri [Member]
Fair value of derivative assets presented above		57.8	104.0
Fair Value Of Derivative Liability		30.7	0.3
Designated as Hedging Instrument [Member]
Fair value of derivative assets presented above		63.6	12.6
Fair Value Of Derivative Liability	[1]	0.0	5.7
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member] | Derivative Instruments Assets [Member] | Corporate, Non-Segment [Member]
Fair value of derivative assets presented above		63.6
Fair Value Of Derivative Liability	[1]	0.0
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member] | Derivative Instruments Liability [Member] | Corporate, Non-Segment [Member]
Fair value of derivative assets presented above			12.6
Fair Value Of Derivative Liability	[1]		5.7
Not Designated as Hedging Instrument [Member]
Fair value of derivative assets presented above		206.2	253.9
Fair Value Of Derivative Liability	[1]	178.5	159.0
Not Designated as Hedging Instrument [Member] | N Y M E X Natural Gas Contracts [Member] | Accounts Receivable Other [Member] | Gas Utility [Member] | Spire Missouri [Member]
Fair value of derivative assets presented above		57.8	104.0
Fair Value Of Derivative Liability	[2]	30.7	0.3
Not Designated as Hedging Instrument [Member] | N Y M E X Natural Gas Contracts [Member] | Accounts Receivable Other [Member] | Operating Segments [Member] | Gas Utility [Member]
Fair value of derivative assets presented above		57.8	104.0
Fair Value Of Derivative Liability	[1]	30.7	0.3
Not Designated as Hedging Instrument [Member] | N Y M E X And I C E Natural Gas Contracts [Member] | Derivative Instruments Liability [Member] | Operating Segments [Member] | Gas Marketing [Member]
Fair value of derivative assets presented above		79.2
Fair Value Of Derivative Liability	[1]	71.5
Not Designated as Hedging Instrument [Member] | N Y M E X And I C E Natural Gas Contracts [Member] | Other Deferred Charges [Member] | Operating Segments [Member] | Gas Marketing [Member]
Fair value of derivative assets presented above		12.7
Fair Value Of Derivative Liability	[1]	10.8
Not Designated as Hedging Instrument [Member] | Natural Gas Commodity Contracts [Member] | Derivative Instruments Assets [Member] | Operating Segments [Member] | Gas Marketing [Member]
Fair value of derivative assets presented above		53.4	34.1
Fair Value Of Derivative Liability	[1]		82.5
Not Designated as Hedging Instrument [Member] | Natural Gas Commodity Contracts [Member] | Other Deferred Charges [Member] | Operating Segments [Member] | Gas Marketing [Member]
Fair value of derivative assets presented above		3.1	1.1
Fair Value Of Derivative Liability	[1]		14.2
Not Designated as Hedging Instrument [Member] | Natural Gas Commodity Contracts [Member] | Other Current Liabilities [Member] | Operating Segments [Member] | Gas Marketing [Member]
Fair Value Of Derivative Liability	[1]	55.1
Not Designated as Hedging Instrument [Member] | Natural Gas Commodity Contracts [Member] | Deferred Credits And Other Liabilities [Member] | Operating Segments [Member] | Gas Marketing [Member]
Fair Value Of Derivative Liability	[1]	$ 10.4
Not Designated as Hedging Instrument [Member] | N Y M E X I C E Natural Gas Contracts [Member] | Derivative Instruments Assets [Member] | Operating Segments [Member] | Gas Marketing [Member]
Fair value of derivative assets presented above			93.9
Fair Value Of Derivative Liability	[1]		50.1
Not Designated as Hedging Instrument [Member] | N Y M E X I C E Natural Gas Contracts [Member] | Other Deferred Charges [Member] | Operating Segments [Member] | Gas Marketing [Member]
Fair value of derivative assets presented above			20.8
Fair Value Of Derivative Liability	[1]		$ 11.9

[1]	The fair values of Derivative Assets and Derivative Liabilities exclude the fair value of cash margin receivables or payables with counterparties subject to netting arrangements. Fair value amounts of derivative contracts (including the fair value amounts of cash margin receivables and payables) for which there is a legal right to set off are presented net on the balance sheets. As such, the gross balances presented in the table above are not indicative of the Company’s net economic exposure. Refer to Note 9, Fair Value Measurements, for information on the valuation of derivative instruments.
[2]	The fair values of Derivative Assets and Derivative Liabilities exclude the fair value of cash margin receivables or payables with counterparties subject to netting arrangements. Fair value amounts of derivative contracts (including the fair value amounts of cash margin receivables and payables) for which there is a legal right to set off are presented net on the Balance Sheets. As such, the gross balances presented in the table above are not indicative of Spire Missouri’s net economic exposure. Refer to Note 9, Fair Value Measurements, for information on the valuation of derivative instruments.